Share capital (Details) - GBP (£)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Issued Capitals	£ 1,098,494	£ 1,098,469	£ 1,063,075	£ 1,023,496
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of authorised shares	98,493,413	98,468,387	63,073,852	23,494,981
Issued Capitals	£ 98,493	£ 98,468	£ 63,074	£ 23,495
Deferred Shares [member]
IfrsStatementLineItems [Line Items]
Number of authorised shares	1,000,001	1,000,001	1,000,001	1,000,001
Issued Capitals	£ 1,000,001	£ 1,000,001	£ 1,000,001	£ 1,000,001